ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS - TundraCo Net income (loss) of Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss)/income from discontinued operations	$ (189,620)	$ 50,448	$ (142,912)
Gain on disposal of discontinued operations	113,170	574,941
Net (loss)/income from discontinued operations	(76,450)	625,389	(142,912)
Golar LNG NB 13 Corporation
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Vessel operating expenses	(5,119)	(6,511)	(5,274)
Voyage, charterhire and commission expenses	(10,004)	(9,396)	138
Administrative expenses	(16)	(89)	(163)
Depreciation and amortization	(2,955)	(7,092)	(7,546)
Operating (loss)/income	9,682	6,446	(336)
Interest income	0	4	27
Interest expense	(4,649)	(2,589)	(3,219)
Other financial items, net	(153)	(1,055)	(94)
Pre-tax (loss)/income from discontinued operations	4,880	2,806	(3,622)
Income taxes	0	0	0
(Loss)/income from discontinued operations	4,880	2,806	(3,622)
Gain on disposal of discontinued operations	123,230	0	0
Net (loss)/income from discontinued operations	128,110	2,806	(3,622)
Cash sale proceeds				$ 352,500
Net investment value				229,000
Fees incurred in relation to disposal				$ 300
Golar LNG NB 13 Corporation | Time and voyage charter revenues
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Time and voyage charter revenues	$ 27,776	$ 29,534	$ 12,509